Other Expense, Net (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2017	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Formosa and San Lorenzo
Schedule Of Equity Method Investments [Line Items]
Vessel sale price	$ 1,109
Default credit insurance policy
Schedule Of Equity Method Investments [Line Items]
Cash exchanged due to early redelivery of vessel		$ 13,000
Claims payable to the charterer extinguishmed		1,871
Gain on contract termination		$ 14,871
Navios Logistics | Other income
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes			$ 5,117	$ 6,885
Navios Logistics | Other expense
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes					$ 9,018	$ 9,740	$ 11,976
Navios Logistics | Formosa and San Lorenzo
Schedule Of Equity Method Investments [Line Items]
Vessel sale price	1,109
Gain on sale of assets	$ 1,030